Intangible Assets (Details) - EUR (€)	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Intangible Assets [Line Items]
Other intangible developments	€ 2,115,174		€ 1,712,975
Amortization expense	48,763	€ 24,842
Intangible Assets [Member]
Intangible Assets [Line Items]
Other intangible developments	450,962	€ 0
Software Development [Member]
Intangible Assets [Line Items]
Other intangible developments	€ 1,452,479